RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
HUANG Jian Cong [Member]
Proceeds from Related Party Debt	$ 3,584,216	$ 6,051,523